Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information
Document Type	6-K
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Entity Registrant Name	Paragon Shipping Inc.
Entity Central Index Key	0001401112
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	11,321,442
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2

Unaudited Interim Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 11,696,658	$ 17,676,885
Restricted cash	10,000,000	2,425,000
Trade receivables, net	3,021,138	2,060,453
Other receivables	612,029	729,766
Prepaid expenses	327,816	445,604
Due from related parties	2,444,938	2,508,195
Inventories	1,838,721	920,013
Interest rate swaps	196,991	0
Other assets	2,957,092	0
Loan to affiliate	12,000,000	4,000,000
Marketable securities	3,669,672	567,288
Total current assets	48,765,055	31,333,204
Fixed assets
Vessels, net	314,649,549	298,376,440
Advances for vessel acquisitions and vessels under construction	27,249,315	49,592,684
Other fixed assets, net	446,069	497,619
Total fixed assets, net	342,344,933	348,466,743
Investment in affiliate	19,513,583	19,987,743
Loan to affiliate	0	10,000,000
Other assets	0	2,602,212
Restricted cash	10,000	7,585,000
Total Assets	410,633,571	419,974,902
Current liabilities
Trade accounts payable	3,459,020	2,597,253
Accrued expenses	2,257,437	2,109,952
Due to related parties	542,830	84,705
Interest rate swaps	1,683,124	1,185,719
Deferred income	1,033,606	1,567,007
Current portion of long-term debt	188,328,551	14,427,250
Total current liabilities	197,304,568	21,971,886
Long-term liabilities
Long-term debt	0	181,114,926
Interest rate swaps	0	1,367,577
Total long-term liabilities	0	182,482,503
Total Liabilities	197,304,568	204,454,389
Commitments and Contingencies	0	0
Shareholders' Equity
Preferred shares, $0.001 par value; 25,000,000 authorized; none issued and outstanding	0	0
Class A common shares, $0.001 par value; 750,000,000 authorized; 11,001,403 and 11,321,442 issued and outstanding at December 31, 2012 and June 30, 2013, respectively	11,321	11,001
Class B common shares, $0.001 par value; 5,000,000 authorized; none issued and outstanding	0	0
Additional paid-in capital	460,742,362	460,094,256
Accumulated other comprehensive (loss) / income	27,030	(627,104)
Accumulated deficit	(247,451,710)	(243,957,640)
Total Shareholders' Equity	213,329,003	215,520,513
Total Liabilities and Shareholders' Equity	$ 410,633,571	$ 419,974,902

Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Class of Stock
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common Shares - Class A
Class of Stock
Common Stock - par value	$ 0.001	$ 0.001
Common stock - shares authorized	750,000,000	750,000,000
Common stock - shares issued	11,321,442	11,001,403
Common stock - shares outstanding	11,321,442	11,001,403
Common Shares - Class B
Class of Stock
Common Stock - par value	$ 0.001	$ 0.001
Common stock - shares authorized	5,000,000	5,000,000
Common stock - shares issued	0	0
Common stock - shares outstanding	0	0

Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Revenue
Charter revenue	$ 28,909,224	$ 25,856,283
Commissions (including related party of $310,835 and $352,539 for the six months ended June 30, 2012 and 2013, respectively)	(1,577,594)	(1,429,571)
Net Revenue	27,331,630	24,426,712
Expenses / (Income)
Voyage expenses, net	2,652,799	129,941
Vessels operating expenses (including related party of $320,618 and $421,712 for the six months ended June 30, 2012 and 2013, respectively)	10,594,953	8,824,891
Dry-docking expenses (including related party of $0 and $109,248 for the six months ended June 30, 2012 and 2013, respectively)	1,698,217	0
Management fees - related party	2,683,090	1,922,177
Depreciation	8,385,305	7,942,617
General and administrative expenses (including related party of $1,665,555 and $3,770,111 for the six months ended June 30, 2012 and 2013, respectively)	5,222,488	4,215,789
Gain from marketable securities, net	(3,113,306)	(1,394,665)
Operating Income / (Loss)	(791,916)	2,785,962
Other Income / (Expenses)
Interest and finance costs	(3,761,112)	(3,133,987)
(Loss) / gain on derivatives, net	20,126	(481,590)
Interest income (including related party of $341,096 and $381,326 for the six months ended June 30, 2012 and 2013, respectively)	393,543	377,461
Equity in net income of affiliate	978,702	1,356,501
Loss on investment in affiliate	(390,821)	0
Foreign currency (loss) / gain	57,408	(5,156)
Total Other Expenses, net	(2,702,154)	(1,886,771)
Net Income / (Loss)	(3,494,070)	899,191
Other Comprehensive (Loss) / Income
Unrealized (loss) / gain on cash flow hedges	403,710	(440,917)
Transfer of realized loss on cash flow hedges to "Interest and finance costs"	154,637	36,118
Equity in other comprehensive income of affiliate	106,709	0
Unrealized loss on change in fair value of marketable securities	(10,922)	(707,304)
Total Other Comprehensive (Loss) / Income	654,134	(1,112,103)
Comprehensive Loss	$ (2,839,936)	$ (212,912)
Earnings / (Loss) per Class A common share, basic and diluted	$ (0.31)	$ 0.15
Weighted average number of Class A common shares, basic and diluted	11,016,733	5,913,195

Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss (Parentheticals) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Commissions	$ 1,577,594	$ 1,429,571
Related Party [Member]
Commissions	352,539	310,835
Vessels operating expenses related party	421,712	320,618
Dry-docking expenses related party	109,248	0
General and administrative expenses related party	3,770,111	1,665,555
Interest income related party	$ 381,326	$ 341,096

Unaudited Interim Condensed Consolidated Statements of Shareholders' Equity (USD $)	Total	Class A Shares	Additional Paid-In Capital	Accumulated Other Comprehensive (Loss) / Income	Accumulated Deficit
Balance at Dec. 31, 2011	$ 221,224,147	$ 6,090	$ 447,618,572		$ (226,400,515)
Shares issued, beginning balance at Dec. 31, 2011		6,089,826
Issuance of non-vested Class A common share awards	(19,558)	10	(19,568)
Issuance of non-vested Class A common share awards (number of shares)		9,800
Cancellation of non-vested Class A common share awards	0	(1)	1
Cancellation of non-vested Class A common share awards (number of shares)		(184)
Share based compensation	1,593,999		1,593,999
Net Income / (Loss)	899,191				899,191
Other comprehensive (loss) / income	(1,112,103)			(1,112,103)
Balance at Jun. 30, 2012	222,585,676	6,099	449,193,004	(1,112,103)	(225,501,324)
Shares issued, ending balance at Jun. 30, 2012		6,099,442
Balance at Dec. 31, 2012	215,520,513	11,001	460,094,256	(627,104)	(243,957,640)
Shares issued, beginning balance at Dec. 31, 2012		11,001,403
Issuance of Class A common shares	0	98	(98)
Issuance of Class A common shares (number of shares)		98,039
Issuance of non-vested Class A common share awards	0	222	(222)
Issuance of non-vested Class A common share awards (number of shares)		222,000
Class A common shares issuance costs	(23,529)		(23,529)
Share based compensation	671,955		671,955
Net Income / (Loss)	(3,494,070)				(3,494,070)
Other comprehensive (loss) / income	654,134			654,134
Balance at Jun. 30, 2013	$ 213,329,003	$ 11,321	$ 460,742,362	$ 27,030	$ (247,451,710)
Shares issued, ending balance at Jun. 30, 2013		11,321,442

Unaudited Interim Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities
Net Income / (Loss)	$ (3,494,070)	$ 899,191
Adjustments to reconcile net income / (loss) to net cash provided by operating activities
Depreciation	8,385,305	7,942,617
Loss on investment in affiliate	390,821	0
Amortization and write off of financing costs	227,728	207,627
Share based compensation	671,955	1,593,999
Gain from marketable securities, net	(3,113,306)	(1,394,665)
Unrealized gain on interest rate swaps	(508,816)	(891,635)
Equity in net income of affiliate net of dividends received	0	705,999
Changes in assets and liabilities:
Trade receivables, net	(960,685)	(1,416,270)
Other receivables	117,737	155,503
Prepaid expenses	117,788	(37,394)
Inventories	(472,062)	(496,403)
Due from related parties	(40,489)	(733,843)
Trade accounts payable	309,486	961,893
Accrued expenses	391,555	(655,666)
Due to related parties	458,125	0
Deferred income	(533,401)	545,731
Net cash from operating activities	1,947,671	7,386,684
Cash flow from investing activities
Acquisition of vessels and capital expenditures	(2,192,451)	(30,837,401)
Repayment from affiliate	2,000,000	0
Return of investment in affiliate	190,048	0
Other fixed assets	(38,889)	(117,409)
Release of restricted cash	0	8,980,000
Net cash used in investing activities	(41,292)	(21,974,810)
Cash flows from financing activities
Proceeds from long-term debt	0	28,908,750
Repayment of long-term debt	(7,213,625)	(21,113,813)
Payment of financing costs	(631,264)	(67,232)
Issuance of Class A common shares, net	(41,717)	(19,558)
Net cash from / (used in) financing activities	(7,886,606)	7,708,147
Net decrease in cash and cash equivalents	(5,980,227)	(6,879,979)
Cash and cash equivalents at the beginning of the period	17,676,885	14,563,517
Cash and cash equivalents at the end of the period	$ 11,696,658	$ 7,683,538

Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2013
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information

Basis of Presentation: Paragon Shipping Inc. (“Paragon”) is a public company incorporated in the Republic of the Marshall Islands on April 26, 2006 and is engaged in the ocean transportation of drybulk cargoes worldwide through the ownership and operation of drybulk carriers. In December 2006, Paragon established a branch in Greece under the provision of Law 89 of 1967, as amended.

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Paragon Shipping Inc. and its wholly-owned subsidiaries (collectively the “Company”) as discussed below as of December 31, 2012 and June 30, 2013 and for the six months ended June 30, 2012 and 2013.

Drybulk Vessel Owning Subsidiaries:

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Vessel’s Name	Delivery Date	Built	DWT
Trade Force Shipping S.A.	November 15, 2006	Marshall Islands	Deep Seas	December 2006	1999	72,891
Frontline Marine Co.	November 15, 2006	Marshall Islands	Calm Seas	December 2006	1999	74,047
Fairplay Maritime Ltd.	November 15, 2006	Marshall Islands	Kind Seas	December 2006	1999	72,493
Donna Marine Co.	July 4, 2007	Marshall Islands	Pearl Seas	August 2007	2006	74,483
Protea International Inc.	July 17, 2007	Liberia	Sapphire Seas	August 2007	2005	53,702
Reading Navigation Co.	July 17, 2007	Liberia	Diamond Seas	September 2007	2001	74,274
Imperator I Maritime Company	September 27, 2007	Marshall Islands	Coral Seas	November 2007	2006	74,477
Canyon I Navigation Corp.	September 27, 2007	Marshall Islands	Golden Seas	December 2007	2006	74,475
Paloma Marine S.A.	June 19, 2008	Liberia	Friendly Seas	August 2008	2008	58,779
Eris Shipping S.A.	April 8, 2010	Liberia	Dream Seas	July 2010	2009	75,151
Coral Ventures Inc.	August 5, 2009	Liberia	Prosperous Seas	May 2012	2012	37,293
Winselet Shipping & Trading Co.	April 6, 2010	Liberia	Precious Seas	June 2012	2012	37,205
Aminta International S.A.	May 5, 2010	Liberia	Priceless Seas (1)	January 2013	2013	37,202

(1) Refer to Note 5

Vessel Under Construction Owning Subsidiaries:

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Hull Number	Type	Expected Delivery	DWT / TEU
Irises Shipping Ltd.	October 6, 2009	Marshall Islands	656	Containership	2014	4,800 TEU
Nereus Navigation Ltd.	May 4, 2010	Marshall Islands	657	Containership	2014	4,800 TEU
Adonia Enterprises S.A.	May 5, 2010	Liberia	625	Drybulk Carrier	2013	37,200 Dwt

Non-Vessel Owning Subsidiaries:

Non-Vessel Owning Company	Date of Incorporation	Country of Incorporation
Camelia Navigation S.A.	November 15, 2006	Marshall Islands
Explorer Shipholding Limited	November 15, 2006	Marshall Islands
Epic Investments Inc.	December 21, 2006	Marshall Islands
Opera Navigation Co.	December 21, 2006	Marshall Islands
Ovation Services Inc.	September 16, 2009	Marshall Islands
Letitia Shipping Limited	May 4, 2010	Marshall Islands
Ardelia Navigation Ltd.	June 15, 2010	Liberia
Eridanus Trading Co.	July 1, 2010	Liberia
Delphis Shipping S.A.	February 7, 2011	Liberia

Effective November 5, 2012, the Company effectuated a 10-for-1 reverse stock split on its issued and outstanding common stock (refer to Note 12 of the Company’s consolidated financial statements for the year ended December 31, 2012 included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission on April 3, 2013, as amended on April 18, 2013, or “Annual Report”). All share and per share amounts disclosed in the accompanying unaudited interim condensed consolidated financial statements give effect to the respective stock split retroactively, for all the periods presented.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of the management of the Company, all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of financial position, operating results and cash flows have been included in the accompanying unaudited interim condensed consolidated financial statements. Interim results are not necessarily indicative of results that may be expected for the year ending December 31, 2013. These financial statements should be read in conjunction with the consolidated financial statements and footnotes for the year ended December 31, 2012 included in the Company’s Annual Report.

The Company outsources the technical and commercial management of its vessels to Allseas Marine S.A. (“Allseas”), a related party wholly owned by Mr. Michael Bodouroglou, the Company’s Chairman, President and Chief Executive Officer (refer to Note 4).

As of June 30, 2013, Mr. Michael Bodouroglou beneficially owned 56.5% of the Company’s common stock. Accordingly, Mr. Michael Bodouroglou, can control the outcome of matters on which shareholders are entitled to vote, including the election of the entire Board of Directors and other significant corporate actions.

Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Significant Accounting Policies [Abstract]
Significant Accounting Policies

2. Significant Accounting Policies

The same accounting policies have been followed in these unaudited interim condensed consolidated financial statements as were applied in the preparation of the Company’s financial statements for the year ended December 31, 2012. See Note 2 of the Company’s consolidated financial statements for the year ended December 31, 2012 included in the Company’s Annual Report.

Recent Accounting Pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Company’s unaudited condensed consolidated financial statements in the current period or expected to have an impact on future periods.

Going Concern	6 Months Ended
Jun. 30, 2013
Going Concern [Abstract]
Going Concern

3. Going Concern

As of June 30, 2013, the Company was in compliance with the financial and security ratio covenants contained in its loan agreements, as discussed in Note 8.

On January 1, 2014, several of the waivers obtained following the completion of the Company’s debt restructuring expire (refer to Note 9 of the Company’s consolidated financial statements for the year ended December 31, 2012 included in the Company’s Annual Report).

Given the current drybulk market, it is probable that the Company will not be in compliance with the EBITDA coverage ratio contained in one of its loan and credit facilities, as of March 31, 2014 and June 30, 2014, unless the chartering market experiences a significant improvement between now and then. As a result of the cross default provisions included in the Company’s loan agreements, actual breaches existing under its credit facilities could result in defaults under all of the Company’s debt and the acceleration of such debt by its lenders, thus, as of June 30, 2013, the Company has classified as current its long-term debt and the associated restricted cash, deferred financing fees and interest rate swap assets and liabilities as discussed in Note 8.

The Company is currently in negotiations with its respective lender to extend the waiver period of the aforementioned covenant. As management believes that the negotiations will be successful and that the Company’s lenders will not demand payment of the loans before their maturity, the accompanying interim condensed consolidated financial statements were prepared assuming that the Company will continue as a going concern. Therefore, the accompanying unaudited interim condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern.

Transactions with Related Parties	6 Months Ended
Jun. 30, 2013
Transactions with Related Parties [Abstract]
Transactions with Related Parties

4. Transactions with Related Parties

The following transactions with related parties occurred during the six months ended June 30, 2012 and 2013.

(a)Granitis Glyfada Real Estate Ltd. ("Granitis") - Leasing: Rent expense under this lease amounted to $18,604 and $24,398 for the six months ended June 30, 2012 and 2013, respectively, and is included in General and administrative expenses in the accompanying unaudited interim condensed consolidated statements of comprehensive loss.

(b)Allseas: The following amounts charged by Allseas are included in the accompanying unaudited interim condensed consolidated statements of comprehensive loss:

	Six Months Ended June 30,
	2012	2013
Charter hire commissions	$310,835	$352,539
Total Allseas commissions	$310,835	$352,539

Included in Vessel operating expenses
Superintendent fees	$162,268	$231,520

Included in Dry-docking expenses
Superintendent fees	$-	$109,248

Management fees - related party
Management fees (1)	$1,600,339	$1,994,204
Financial accounting and reporting services	321,838	353,102
Loretto agreement	-	335,784
Total Management fees	$1,922,177	$2,683,090

Included in General and administrative expenses
Administrative fees	$17,826	$18,866
Executive services agreement (2)	$1,629,125	$3,726,847

(1) The daily management fee per vessel is subject to adjustment on June 1 of each year based on the official Eurozone inflation rate. Effective June 1, 2013, Allseas management fee was adjusted from €652.02 to €661.15 per vessel per day (or $860.16 based on the Euro/U.S. dollar exchange rate of €1.0000:$1.3010 as of June 30, 2013).

(2) Includes incentive compensation of $0 and $1,960,500 for the six months ended June 30, 2012 and 2013 (refer to Note 3 of the Company’s consolidated financial statements for the year ended December 31, 2012 included in the Company’s Annual Report.)

The following amounts charged by Allseas are capitalized and are included in vessels cost and advances for vessels under construction in the accompanying unaudited interim condensed consolidated balance sheets: Technical management and superintendent fees relating to newbuilding vessels, pre-delivery services and vessel purchase commissions, which in the aggregate amounted to $952,344 and $404,820 for the six months ended June 30, 2012 and 2013, respectively.

Each month, the Company funds a payment to Allseas to cover working capital equal to one month of estimated operating expenses. At each balance sheet date, the excess of the amount funded to Allseas over payments made by Allseas for operating expenses is reflected as Due from related parties. In addition, in 2012, an amount of $1,280,000 was remitted to Allseas for the issuance of a letter of guarantee relating to one of the Company’s vessels, and is reflected as Due from related parties. As of December 31, 2012 and June 30, 2013, the amount due from Allseas was $2,508,195 and $2,444,938, respectively.

In connection with the private placement to Innovation Holdings S.A. (“Innovation Holdings”) that closed in December 2012 and upon the finalization of the Company’s debt restructuring (refer to Note 9 and 12 of the Company’s consolidated financial statements for the year ended December 31, 2012 included in the Company’s Annual Report), effective February 15, 2013, 98,039 Class A common shares, representing the 2.0% of the 4,901,961 Class A common shares sold to Innovation Holdings in the private placement, were granted to Loretto Finance Inc. (“Loretto”), a wholly owned subsidiary of Allseas, pursuant to the tripartite agreement between the Company, Allseas and Loretto. The fair value of such shares based on the average of the high-low trading price of the shares on February 15, 2013, was $335,784, which was recorded as share based compensation and is included in Management fees - related party in the accompanying unaudited interim condensed consolidated statements of comprehensive loss for the six months ended June 30, 2013.

(c)Crewcare Inc. (“Crewcare”) - Manning Agency Agreements: The expenses incurred amounted to $158,350 and $190,192 for the six months ended June 30, 2012 and 2013, respectively, and are included in Vessel operating expenses. The balances due to Crewcare Inc. amounted to $84,705 and $542,830 as of December 31, 2012 and June 30, 2013, respectively.

(d)Box Ships Inc. (NYSE: TEU) (“Box Ships”): As of December 31, 2012 and June 30, 2013, the Company held 16.4% and 13.8% of Box Ships’ common stock, respectively. The decrease in the percentage of Box Ships’ common stock held by the Company is due to the Company’s non-participation in the public offering of 4,000,000 common shares of Box Ships, which was completed on March 18, 2013 (refer to Note 7).

On February 28, 2013, Box Ships prepaid an amount of $1,000,000 and reduced the outstanding balance of the unsecured loan the Company has granted to Box Ships to $13,000,000. In addition, on March 11, 2013, the Company agreed to amend the terms of the loan agreement. Pursuant to the amended agreement, the Company agreed to extend the maturity of the loan for one year, from April 19, 2013 to April 19, 2014. During the remaining term of the loan, Box Ships is required to make quarterly principal installment payments in the amount of $1,000,000 each, with a final balloon payment of $9,000,000 due on the maturity date. In consideration for the amendment of the loan agreement, Box Ships agreed to pay an amendment fee of $65,000, which is included in Interest income in the accompanying unaudited interim condensed consolidated statements of comprehensive loss for the six months ended June 30, 2013, and to increase the margin from 4.0% to 5.0%. In April 2013, Box Ships paid the amendment fee of $65,000. For the six months ended June 30, 2012 and 2013, interest charged on the respective loan amounted to $341,096 and $316,326, respectively. Pursuant to the amended loan agreement, on April 19, 2013 and on July 19, 2013, Box Ships proceeded with the first two quarterly principal installment payments of $1,000,000 each. In addition, on August 5, 2013, Box Ships prepaid an amount of $5,000,000 and reduced the outstanding balance of the respective loan to $6,000,000.

Advances for Vessel Acquisitions and Vessels Under Construction	6 Months Ended
Jun. 30, 2013
Advances For Vessel Acquisitions And Vessels Under Construction [Abstract]
Advances for Vessel Acquisitions and Vessels Under Construction

5. Advances for Vessel Acquisitions and Vessels under Construction

Advances for vessels under construction relate to the installments paid that were due to the respective shipyard including capitalized expenses.

On January 29, 2013, the Company took delivery of the M/V Priceless Seas. In January 2013, an amount of $1,419,475 was paid to the shipyard representing the final installment of the respective vessel which was financed from the Company’s own funds. Upon the delivery of the M/V Priceless Seas, no loan amount was drawn and the respective vessel is not subject to any mortgage (refer to Note 9 of the Company’s consolidated financial statements for the year ended December 31, 2012 included in the Company’s Annual Report).

As of June 30, 2013, the Company’s newbuilding program consisted of one Handysize drybulk vessel (Hull no. 625) with expected delivery in the fourth quarter of 2013 and two 4,800 TEU containerships with expected delivery in the third quarter of 2014.

Vessels, Net	6 Months Ended
Jun. 30, 2013
Vessels Net [Abstract]
Vessels, Net

6. Vessels, Net

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance December 31, 2012	$351,611,923	$(53,235,483)	$298,376,440
Newbuilding deliveries	24,581,533	-	24,581,533
Depreciation for the period	-	(8,308,424)	(8,308,424)
Balance June 30, 2013	$376,193,456	$(61,543,907)	$314,649,549

All Company’s vessels were first-priority mortgaged as collateral to the loans and credit facilities and related interest rate swaps outstanding as at June 30, 2013, except for the M/V Priceless Seas as discussed in Note 5.

Investment in Affiliate	6 Months Ended
Jun. 30, 2013
Investment in Affiliate [Abstract]
Investment in Affiliate

7. Investment in Affiliate

The following table is a reconciliation of the Company’s investment in affiliate as presented on the accompanying unaudited interim condensed consolidated balance sheet:

Balance, December 31, 2012	$19,987,743
Equity in net income of affiliate	978,702
Equity in other comprehensive income of affiliate	106,709
Dividends received	(1,168,750)
Loss on investment in affiliate	(390,821)
Balance, June 30, 2013	$19,513,583

The loss on investment in affiliate of $390,821 for the six months ended June 30, 2013, relates to the dilution effect from the Company’s non-participation in the public offering of 4,000,000 common shares of Box Ships, which was completed on March 18, 2013.

As of December 31, 2012 and June 30, 2013, the Company held 3,437,500 shares or 16.4% and 13.8% of Box Ships’ common stock, respectively. Following such decrease, the Company has reassessed the accounting for the investment in Box Ships and concluded that the application of the equity method is still appropriate.

Based on the closing price of Box Ships’ common share as of June 30, 2013, of $3.80, the fair value of the investment in Box Ships, which is considered to be determined through Level 1 inputs of the fair value hierarchy, was $13,062,500. As of June 30, 2013, the Company did not consider the difference between the fair value and the book value of the investment in Box Ships as other than temporary and therefore the investment was not impaired.

Long-Term Debt	6 Months Ended
Jun. 30, 2013
Long-Term Debt [Abstract]
Long-Term Debt

8. Long-Term Debt

Debt	December 31, 2012	June 30, 2013
Current portion of long-term debt	$14,427,250	$188,328,551
Long-term debt	181,114,926	-
Total long-term debt	$195,542,176	$188,328,551

The loan and credit facilities are secured by first-priority mortgages on all the vessels described in Note 1, other than the M/V Priceless Seas as discussed in Note 5.

Details of the loan and credit facilities as of December 31, 2012 are discussed in Note 9 of the Company’s consolidated financial statements for the year ended December 31, 2012 included in the Company’s Annual Report.

In the first quarter of 2013, the Company finalized the documentation with all of its lenders and completed its debt restructuring as discussed in Note 9 of the Company’s consolidated financial statements for the year ended December 31, 2012 included in the Company’s Annual Report.

On May 17, 2013, the Company signed an agreement with China Development Bank (“CDB”) for a $69,000,000 credit facility to partially finance the two 4,800 TEU containerships currently under construction, that are expected to be delivered in the third quarter of 2014. The CDB credit facility is available for drawdown upon the delivery of the vessels subject to certain contingencies and conditions, among which is the approval of Box Ships’ shareholders to act jointly and severally as guarantor, along with the company. The CDB credit facility will be used to finance the lower of 60% of the construction cost of the vessels, or 80% of the vessels’ market value at delivery. The facility matures ten years after the drawdown date. Under the terms of the credit facility, amounts borrowed will bear interest at LIBOR, plus a margin of 4.00%. In relation to the option the Company has granted to Box Ships to acquire the two 4,800 TEU containerships, the facility can be freely transferred to Box Ships in the event such option is declared.

On June 18, 2013, the Company signed an amending agreement with the syndicate led by Nordea Bank Finland Plc (“Nordea”), in relation to the secured loan facility dated May 5, 2011. The amending agreement removed the condition precedent relating to the full repayment of the outstanding loan due from Box Ships before the drawdown of the undrawn portion of the facility. In addition, the undrawn portion of the facility relating to the M/V Priceless Seas and Hull no. 625 was amended to be the lower of $25,394,427 (decreased from $33,802,880) and an amount equal to 65% of the aggregate fair value of the respective vessels and the already mortgaged vessels, the M/V Prosperous Seas and the M/V Precious, less the outstanding loan amount prior to the proposed drawdown date. Under the facility, the Company is only permitted to drawdown the undrawn portion of the facility if no event of default has occurred or would result from the borrowing of the loan.

On August 21, 2013, the Company agreed with HSBC Bank Plc to extend the existing waivers relating to the financial covenants of EBITDA coverage ratio and interest coverage ratio for two quarters. More specifically, the expiration date of the respective waivers was extended from January 1, 2014 to July 1, 2014.

As of June 30, 2013, the Company has no unused facility in respect of its secured loans and credit facilities other than the undrawn portion of the syndicated secured loan facility led by Nordea and the CDB credit facility discussed above.

As of June 30, 2013, the Company was in compliance with all of its debt covenants. On January 1, 2014, several of the waivers obtained following the completion of the Company’s debt restructuring expire. Given the current drybulk market, it is probable that the Company will not be in compliance with the EBITDA coverage ratio contained in one of its loan and credit facilities, as of March 31, 2014 and June 30, 2014, unless the chartering market experiences a significant improvement between now and then. Thus, as of June 30, 2013, the Company has classified its long-term debt as current, along with the associated restricted cash, deferred financing fees and interest rate swap assets and liabilities, as discussed in Note 3. The Company is currently in negotiations with its respective lender to extend the waiver period of the aforementioned covenant.

Interest Rate Swaps	6 Months Ended
Jun. 30, 2013
Interest Rate Swaps [Abstract]
Interest Rate Swaps

9. Interest Rate Swaps

The Company enters into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loan and credit facilities. These interest rate swap transactions fix the interest rates as described below.

As of June 30, 2013, the Company’s outstanding interest rate swaps had a combined notional amount of $75,361,094. Details of the interest rate swap agreements, as of June 30, 2013, are outlined below:

Interest rate swaps that did not qualify for hedge accounting:

	Counterparty	Effective date	Termination date	Notional amount As of December 31, 2012	Notional amount As of June 30, 2013	Fixed rate	Floating rate
A	Unicredit Bank AG (1)	August 27, 2010	August 27, 2015	$45,900,000	$40,800,000	2.465%	3-month LIBOR
TOTAL				$45,900,000	$40,800,000

(1) The notional amount reduces by $2,550,000 on a quarterly basis up until the expiration of the interest rate swap.

Interest rate swaps that qualified for hedge accounting:

	Counterparty	Effective date	Termination date	Notional amount As of December 31, 2012	Notional amount As of June 30, 2013	Fixed rate	Floating rate
A	HSBC Bank Plc (1)	April 10, 2012	April 10, 2017	$5,520,000	$5,280,000	1.485%	3-month LIBOR
B	HSH Nordbank AG (2)	May 8, 2012	May 5, 2017	$11,062,500	$10,687,500	1.220%	3-month LIBOR
C	Nordea Bank Finland Plc (3)	May 4, 2012	March 31, 2017	$6,885,125	$6,643,542	1.140%	3-month LIBOR
D	Nordea Bank Finland Plc (4)	June 18, 2012	May 4, 2017	$6,846,531	$6,606,302	1.010%	3-month LIBOR
E	HSH Nordbank AG (5)	August 6, 2012	May 5, 2017	$5,531,250	$5,343,750	0.980%	3-month LIBOR
TOTAL				$35,845,406	$34,561,094

(1) The notional amount reduces by $120,000 on a quarterly basis up until the expiration of the interest rate swap.

(2) The notional amount reduces by $187,500 on a quarterly basis up until the expiration of the interest rate swap.

(3) The notional amount reduces by $120,792 on a quarterly basis up until the expiration of the interest rate swap.

(4) The notional amount reduces by $120,115 on a quarterly basis up until the expiration of the interest rate swap.

(5) The notional amount reduces by $93,750 on a quarterly basis up until the expiration of the interest rate swap.

The estimated net amount of cash flow hedge losses at June 30, 2013 that is estimated to be reclassified into statement of comprehensive income / (loss) within the next twelve months is $295,730.

Financial Instruments and Fair Value Disclosures	6 Months Ended
Jun. 30, 2013
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures

10. Financial Instruments and Fair Value Disclosures

The carrying values of cash and cash equivalents, restricted cash, trade receivables and accounts payable are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair values of the credit and loan facilities approximate their carrying value, predominantly due to the variable interest rate nature thereof. Derivative financial instruments are stated at fair values.

When the interest rate swap contracts qualify for hedge accounting, the Company recognizes the effective portion of the gain / (loss) on the hedging instruments directly in other comprehensive income / (loss) in the statement of shareholders’ equity, while any ineffective portion, if any, is recognized immediately in current period statement of comprehensive income / (loss). When the interest rate swap contracts do not qualify for hedge accounting, the Company recognizes their fair value changes in current period statement of comprehensive income / (loss).

Information on the location and amounts of derivative fair values in the accompanying unaudited interim condensed consolidated balance sheets and derivative gains / (losses) in the accompanying unaudited interim condensed consolidated statements of comprehensive loss and shareholders’ equity are shown below:

Derivative Instruments – Balance Sheet Location

		December 31, 2012	June 30, 2013
	Balance Sheet Location	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current assets – Interest rate swaps	$-	$(196,991)
Interest rate swaps	Current liabilities – Interest rate swaps	297,908	311,718
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	375,166	-
	Subtotal	$673,074	$114,727

Derivatives not designated as hedging instruments
Interest rate swaps	Current liabilities – Interest rate swaps	$887,811	$1,371,406
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	992,411	-
	Subtotal	$1,880,222	$1,371,406

Total derivatives		$2,553,296	$1,486,133

Effect of Derivative Instruments designated as hedging instruments

Gain / (Loss) Recognized in Accumulated Other Comprehensive Income / (Loss) – Effective Portion

	Six Months Ended June 30,
	2012	2013
Interest rate swaps	$ (440,917)	$403,710
Total	$ (440,917)	$403,710

Location of Gain / (Loss) Transferred from Accumulated Other Comprehensive Income / (Loss) in Statement of Comprehensive Income / (Loss) – Effective Portion

		Six Months Ended June 30,
	Location	2012	2013
Interest rate swaps – Realized Loss	Interest and finance costs	$(36,118)	$(154,637)
Total		$(36,118)	$(154,637)

There was no ineffective portion of the gain / (loss) on the hedging instruments for the six months ended June 30, 2012 and 2013.

Effect of Derivative Instruments not designated as hedging instruments

		Six Months Ended June 30,
	Location of Gain / (Loss) Recognized	2012	2013
Interest rate swaps – Fair value	(Loss) / gain on derivatives, net	$891,635	$508,816
Interest rate swaps – Realized Loss	(Loss) / gain on derivatives, net	(1,373,225)	(488,690)
Net loss on derivatives		$(481,590)	$20,126

Financial Instruments and Assets that are measured at fair value on a recurring basis

Interest rate swaps

The fair value of the Company’s interest rate swap agreements is determined using a discounted cash flow approach based on market-based LIBOR swap yield rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy.

The following table summarizes the valuation of the Company’s interest rate swaps as of December 31, 2012 and June 30, 2013.

Financial Instruments	Significant Other Observable Inputs (Level 2)
	December 31, 2012	June 30, 2013
Interest rate swaps – asset	$-	$(196,991)
Interest rate swaps – liability	2,553,296	1,683,124
Total	$2,553,296	$1,486,133

Marketable securities – shares of Korea Line Corporation (“KLC”):

On March 28, 2013, the Seoul Central District Court approved an amended KLC rehabilitation plan, under which nine-tenths of the remaining cash payments due to the Company under the agreement will be paid in shares of KLC rather than in cash, reducing the outstanding amount of cash the Company is entitled to receive from KLC from $5,798,363 to $579,836, which will be payable to the Company in nine annual installments of varying amounts. In addition, a 15-for-1 reverse stock split over the outstanding shares of KLC was approved.

On May 9, 2013, the 15-for-1 reverse stock split was effectuated. Accordingly, the reverse stock split adjusted the number of KLC shares held by the Company from 111,201 to 7,413. In addition, pursuant to the amended KLC rehabilitation plan, on May 9, 2013, 58,483 additional shares of KLC were issued to the Company, which will be secured at the Korean Securities Depository until November 10, 2013, increasing the total number of KLC shares held by the Company to 65,896 on a reverse stock split adjusted basis. Based on the closing price of KLC shares as of May 9, 2013, the fair value of the 58,483 additional KLC shares was $3,113,306, which was recognized as gain from marketable securities and is included in the accompanying unaudited interim condensed consolidated statements of comprehensive loss for the six months ended June 30, 2013.

The fair value of the total 65,896 KLC shares as of June 30, 2013, based on the respective latest publicly available information, was $3,669,672. The corresponding loss on change in the fair value of $10,922 was recognized in accumulated other comprehensive income / (loss).

The fair value of the KLC shares is based on quoted prices of KLC share of stock (Korea SE: KS) and is considered to be determined through Level 1 inputs of the fair value hierarchy.

The following table summarizes the valuation of the KLC shares as of December 31, 2012 and June 30, 2013.

Financial Assets	Quoted Prices in Active Markets (Level 1)
	December 31, 2012	June 30, 2013
KLC Shares – Marketable Securities	$567,288	$3,669,672

As of December 31, 2012 and June 30, 2013, the Company did not have any assets or liabilities measured at fair value on a recurring or non-recurring basis, other than the ones discussed above.

Capital Structure	6 Months Ended
Jun. 30, 2013
Capital Structure [Abstract]
Capital Structure

11.  Capital Structure

Registration Statement filed on December 13, 2012

On December 13, 2012, the Company had filed a Registration Statement on Form F-1, including a prospectus contained therein, for the issuance of common shares upon exercise of subscription rights in connection with a potential future equity increase. On April 18, 2013, the Company applied for the withdrawal of the respective Registration Statement, which was accepted by the Securities and Exchange Commission on the same date.

Registration Statement filed on April 18, 2013

On April 18, 2013, the Company filed a Registration Statement on Form F-1, including a prospectus contained therein, for the public offering and issuance of common shares in connection with a potential future equity increase. As of the date of this report, such Registration Statement has not been declared effective by the Securities and Exchange Commission.

As of December 31, 2012 and June 30, 2013, the Company has a total of 11,001,403 and 11,321,442 Class A common shares outstanding, respectively, and no other class of shares outstanding.

Share Based Payments	6 Months Ended
Jun. 30, 2013
Share Based Payments [Abstract]
Share Based Payments

12. Share Based Payments - Equity incentive plan – Non-vested share awards

A summary of the activity for non-vested share awards for the six months ended June 30, 2013, is as follows:

	Number of Shares	Weighted Average Fair Value
Non vested, December 31, 2012	58,335	$10.08
Granted	222,000	2.71
Non vested, June 30, 2013	280,335	$5.93

The remaining unrecognized compensation cost amounting to $718,360 as of June 30, 2013, is expected to be recognized over the remaining weighted average period of 0.9 years, according to the contractual terms of those non-vested share awards.

Earnings Per Share (EPS)	6 Months Ended
Jun. 30, 2013
Earnings Per Share (EPS) [Abstract]
Earnings Per Share (EPS)

13. Earnings per Share (“EPS”)

The following table sets forth the computation of basic and diluted net income / (loss) per share for the six months ended June 30, 2012 and 2013, adjusted to give effect to the 10-for-1 reverse stock split that became effective on November 5, 2012, as discussed in Note 12 of the Company’s consolidated financial statements for the year ended December 31, 2012 included in the Company’s Annual Report:

Basic and diluted EPS – Class A common shares – The two class method EPS is calculated as follows:

	Six Months Ended June 30,
Numerators	2012	2013
Net income / (loss)	$899,191	$(3,494,070)
Less: Net (income) / loss attributable to non-vested share awards	(27,295)	66,236
Net income / (loss) attributable to common shareholders	$871,896	$(3,427,834)

Denominators
Weighted average common shares outstanding, basic and diluted	5,913,195	11,016,733

Net income / (loss) per common share, basic and diluted:	$0.15	($0.31)

Weighted Average Shares – Basic - In calculating basic EPS, the Company includes the effect of vested share awards and Class A common shares issued for exercised stock option awards from the date they are issued or vested.

Weighted Average Shares – Diluted - In calculating diluted EPS, the Company includes the potential dilution that could occur if securities or other contracts to issue common stock were exercised. In calculating diluted EPS, the following dilutive securities are included in the shares outstanding unless their effect is anti-dilutive:

•	Unvested share awards outstanding under the Company's Stock Incentive Plan

•	Class A common shares issuable upon exercise of the Company's outstanding options

The Company excluded the dilutive effect of 2,800 (June 30, 2012: 2,800) stock option awards and 280,335 non-vested share awards (June 30, 2012: 139,063) in calculating dilutive EPS for its Class A common shares as they were anti-dilutive.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies

14. Commitments and Contingencies

From time to time the Company is subject to legal proceedings and claims in the ordinary course of business, principally personal injury and property casualty claims. Such claims, even if lacking in merit, could result in the expenditure of significant financial and managerial resources. As of June 30, 2013, the Company is not aware of any claim or contingent liability, which should be disclosed, or for which a provision should be established in the accompanying financial statements.

Newbuilding Commitments:

Future newbuilding installments based on the non-cancelable newbuilding contracts, as amended (refer to Note 5) required to be made after June 30, 2013 are as follows:

To June 30,
2014	$21,662,200
2015	91,203,619
Total	$112,865,819

Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

Fleet Employment

In July 2013, the Company agreed with the charterer of the M/V Coral Seas and the M/V Deep Seas, on the early termination of the respective time charter agreements for a total cash compensation of $2,250,000. Under the terms of the original time charter agreements, the vessels were expected to be redelivered to the Company in December 2013 and July 2014, respectively. Based on the early termination agreement, both vessels will be redelivered to the Company by the end of August 2013. The total cash compensation of $2,250,000, which was collected in July 2013, was agreed based on the difference between the vessels’ gross time charter rates under the respective time charter agreements, and the existing equivalent market time charter rates. The total cash compensation, net of commissions, will be recorded as gain from vessel early redelivery in the third quarter of 2013.

Loan to Affiliate

On August 5, 2013, Box Ships prepaid an amount of $5,000,000 of the unsecured loan that was granted on May 27, 2011, and reduced the outstanding balance of the respective loan to $6,000,000, as discussed in Note 4.

Significant Accounting Policies (Policy)	6 Months Ended
Jun. 30, 2013
Significant Accounting Policies [Abstract]
Recent Accounting Pronouncements

Recent Accounting Pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Company’s unaudited condensed consolidated financial statements in the current period or expected to have an impact on future periods.

Basis Of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2013
Basis of Presentation and General Information [Abstract]
Drybulk Vessel Owning Subsidiaries

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Vessel’s Name	Delivery Date	Built	DWT
Trade Force Shipping S.A.	November 15, 2006	Marshall Islands	Deep Seas	December 2006	1999	72,891
Frontline Marine Co.	November 15, 2006	Marshall Islands	Calm Seas	December 2006	1999	74,047
Fairplay Maritime Ltd.	November 15, 2006	Marshall Islands	Kind Seas	December 2006	1999	72,493
Donna Marine Co.	July 4, 2007	Marshall Islands	Pearl Seas	August 2007	2006	74,483
Protea International Inc.	July 17, 2007	Liberia	Sapphire Seas	August 2007	2005	53,702
Reading Navigation Co.	July 17, 2007	Liberia	Diamond Seas	September 2007	2001	74,274
Imperator I Maritime Company	September 27, 2007	Marshall Islands	Coral Seas	November 2007	2006	74,477
Canyon I Navigation Corp.	September 27, 2007	Marshall Islands	Golden Seas	December 2007	2006	74,475
Paloma Marine S.A.	June 19, 2008	Liberia	Friendly Seas	August 2008	2008	58,779
Eris Shipping S.A.	April 8, 2010	Liberia	Dream Seas	July 2010	2009	75,151
Coral Ventures Inc.	August 5, 2009	Liberia	Prosperous Seas	May 2012	2012	37,293
Winselet Shipping & Trading Co.	April 6, 2010	Liberia	Precious Seas	June 2012	2012	37,205
Aminta International S.A.	May 5, 2010	Liberia	Priceless Seas (1)	January 2013	2013	37,202

(1) Refer to Note 5

Vessel Under Construction Owning Subsidiaries
Vessel Owning Company	Date of Incorporation	Country of Incorporation	Hull Number	Type	Expected Delivery	DWT / TEU
Irises Shipping Ltd.	October 6, 2009	Marshall Islands	656	Containership	2014	4,800 TEU
Nereus Navigation Ltd.	May 4, 2010	Marshall Islands	657	Containership	2014	4,800 TEU
Adonia Enterprises S.A.	May 5, 2010	Liberia	625	Drybulk Carrier	2013	37,200 Dwt

Non-Vessel Owning Subsidiaries
Non-Vessel Owning Company	Date of Incorporation	Country of Incorporation
Camelia Navigation S.A.	November 15, 2006	Marshall Islands
Explorer Shipholding Limited	November 15, 2006	Marshall Islands
Epic Investments Inc.	December 21, 2006	Marshall Islands
Opera Navigation Co.	December 21, 2006	Marshall Islands
Ovation Services Inc.	September 16, 2009	Marshall Islands
Letitia Shipping Limited	May 4, 2010	Marshall Islands
Ardelia Navigation Ltd.	June 15, 2010	Liberia
Eridanus Trading Co.	July 1, 2010	Liberia
Delphis Shipping S.A.	February 7, 2011	Liberia

Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2013
Transactions with Related Parties [Abstract]
Related Party Transactions

	Six Months Ended June 30,
	2012	2013
Charter hire commissions	$310,835	$352,539
Total Allseas commissions	$310,835	$352,539

Included in Vessel operating expenses
Superintendent fees	$162,268	$231,520

Included in Dry-docking expenses
Superintendent fees	$-	$109,248

Management fees - related party
Management fees (1)	$1,600,339	$1,994,204
Financial accounting and reporting services	321,838	353,102
Loretto agreement	-	335,784
Total Management fees	$1,922,177	$2,683,090

Included in General and administrative expenses
Administrative fees	$17,826	$18,866
Executive services agreement (2)	$1,629,125	$3,726,847

(1) The daily management fee per vessel is subject to adjustment on June 1 of each year based on the official Eurozone inflation rate. Effective June 1, 2013, Allseas management fee was adjusted from €652.02 to €661.15 per vessel per day (or $860.16 based on the Euro/U.S. dollar exchange rate of €1.0000:$1.3010 as of June 30, 2013).

(2) Includes incentive compensation of $0 and $1,960,500 for the six months ended June 30, 2012 and 2013 (refer to Note 3 of the Company’s consolidated financial statements for the year ended December 31, 2012 included in the Company’s Annual Report.)

Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2013
Vessels Net [Abstract]
Vessels, Net
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance December 31, 2012	$351,611,923	$(53,235,483)	$298,376,440
Newbuilding deliveries	24,581,533	-	24,581,533
Depreciation for the period	-	(8,308,424)	(8,308,424)
Balance June 30, 2013	$376,193,456	$(61,543,907)	$314,649,549

Investment In Affiliate (Tables)	6 Months Ended
Jun. 30, 2013
Investment in Affiliate [Abstract]
Investment In Affiliate
Balance, December 31, 2012	$19,987,743
Equity in net income of affiliate	978,702
Equity in other comprehensive income of affiliate	106,709
Dividends received	(1,168,750)
Loss on investment in affiliate	(390,821)
Balance, June 30, 2013	$19,513,583

Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2013
Long-Term Debt [Abstract]
Schedule of Debt
Debt	December 31, 2012	June 30, 2013
Current portion of long-term debt	$14,427,250	$188,328,551
Long-term debt	181,114,926	-
Total long-term debt	$195,542,176	$188,328,551

Interest Rate Swaps (Tables)	6 Months Ended
Jun. 30, 2013
Interest Rate Swaps [Abstract]
Interest rate swaps that did not qualify for hedge accounting

	Counterparty	Effective date	Termination date	Notional amount As of December 31, 2012	Notional amount As of June 30, 2013	Fixed rate	Floating rate
A	Unicredit Bank AG (1)	August 27, 2010	August 27, 2015	$45,900,000	$40,800,000	2.465%	3-month LIBOR
TOTAL				$45,900,000	$40,800,000

(1) The notional amount reduces by $2,550,000 on a quarterly basis up until the expiration of the interest rate swap.

Interest rate swaps that qualified for hedge accounting

	Counterparty	Effective date	Termination date	Notional amount As of December 31, 2012	Notional amount As of June 30, 2013	Fixed rate	Floating rate
A	HSBC Bank Plc (1)	April 10, 2012	April 10, 2017	$5,520,000	$5,280,000	1.485%	3-month LIBOR
B	HSH Nordbank AG (2)	May 8, 2012	May 5, 2017	$11,062,500	$10,687,500	1.220%	3-month LIBOR
C	Nordea Bank Finland Plc (3)	May 4, 2012	March 31, 2017	$6,885,125	$6,643,542	1.140%	3-month LIBOR
D	Nordea Bank Finland Plc (4)	June 18, 2012	May 4, 2017	$6,846,531	$6,606,302	1.010%	3-month LIBOR
E	HSH Nordbank AG (5)	August 6, 2012	May 5, 2017	$5,531,250	$5,343,750	0.980%	3-month LIBOR
TOTAL				$35,845,406	$34,561,094

(1) The notional amount reduces by $120,000 on a quarterly basis up until the expiration of the interest rate swap.

(2) The notional amount reduces by $187,500 on a quarterly basis up until the expiration of the interest rate swap.

(3) The notional amount reduces by $120,792 on a quarterly basis up until the expiration of the interest rate swap.

(4) The notional amount reduces by $120,115 on a quarterly basis up until the expiration of the interest rate swap.

(5) The notional amount reduces by $93,750 on a quarterly basis up until the expiration of the interest rate swap.

Financial Instruments and Fair Value Disclosures (Tables)	6 Months Ended
Jun. 30, 2013
Financial Instruments and Fair Value Disclosures [Abstract]
Derivative Instruments - Balance Sheet Location
		December 31, 2012	June 30, 2013
	Balance Sheet Location	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current assets – Interest rate swaps	$-	$(196,991)
Interest rate swaps	Current liabilities – Interest rate swaps	297,908	311,718
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	375,166	-
	Subtotal	$673,074	$114,727

Derivatives not designated as hedging instruments
Interest rate swaps	Current liabilities – Interest rate swaps	$887,811	$1,371,406
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	992,411	-
	Subtotal	$1,880,222	$1,371,406

Total derivatives		$2,553,296	$1,486,133

Effect of Derivative Instruments designated as hedging instruments (Recognised in Accumulated Other Comprehensive Income / (Loss) - Effective Portion)	Gain / (Loss) Recognized in Accumulated Other Comprehensive Income / (Loss) – Effective Portion
	Six Months Ended June 30,
	2012	2013
Interest rate swaps	$ (440,917)	$403,710
Total	$ (440,917)	$403,710

Effect of Derivative Instruments designated as hedging instruments (Transferred from Accumulated Other Comprehensive Income / (Loss) in Statement of Comprehensive Income / (Loss) - Effective Portion)

Location of Gain / (Loss) Transferred from Accumulated Other Comprehensive Income / (Loss) in Statement of Comprehensive Income / (Loss) – Effective Portion

		Six Months Ended June 30,
	Location	2012	2013
Interest rate swaps – Realized Loss	Interest and finance costs	$(36,118)	$(154,637)
Total		$(36,118)	$(154,637)

Effect of Derivative Instruments not designated as hedging instruments
		Six Months Ended June 30,
	Location of Gain / (Loss) Recognized	2012	2013
Interest rate swaps – Fair value	(Loss) / gain on derivatives, net	$891,635	$508,816
Interest rate swaps – Realized Loss	(Loss) / gain on derivatives, net	(1,373,225)	(488,690)
Net loss on derivatives		$(481,590)	$20,126

Summuary of Valuation of Interest Rate Swaps
Financial Instruments	Significant Other Observable Inputs (Level 2)
	December 31, 2012	June 30, 2013
Interest rate swaps – asset	$-	$(196,991)
Interest rate swaps – liability	2,553,296	1,683,124
Total	$2,553,296	$1,486,133

Available For Sale Securites Summary Of Valuation
Financial Assets	Quoted Prices in Active Markets (Level 1)
	December 31, 2012	June 30, 2013
KLC Shares – Marketable Securities	$567,288	$3,669,672

Share Based Payments - Equity incentive plan - Non-vested share awards (Tables)	6 Months Ended
Jun. 30, 2013
Share Based Payments [Abstract]
Non Vested Shares Activity
	Number of Shares	Weighted Average Fair Value
Non vested, December 31, 2012	58,335	$10.08
Granted	222,000	2.71
Non vested, June 30, 2013	280,335	$5.93

Earnings per share ("EPS") (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share (EPS) [Abstract]
Basic and diluted EPS Class A Common Shares
	Six Months Ended June 30,
Numerators	2012	2013
Net income / (loss)	$899,191	$(3,494,070)
Less: Net (income) / loss attributable to non-vested share awards	(27,295)	66,236
Net income / (loss) attributable to common shareholders	$871,896	$(3,427,834)

Denominators
Weighted average common shares outstanding, basic and diluted	5,913,195	11,016,733

Net income / (loss) per common share, basic and diluted:	$0.15	($0.31)

Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies [Abstract]
Newbuilding Commitments
To June 30,
2014	$21,662,200
2015	91,203,619
Total	$112,865,819

Basis of Presentation and General Information (Table) (Details)	6 Months Ended
Jun. 30, 2013
Deep Seas
Property Plant And Equipment [Line Items]
DWT	72,891
Vessel Year Built	1999
Delivery Date	December 2006
Date of Incorporation	Nov 15, 2006
Calm Seas
Property Plant And Equipment [Line Items]
DWT	74,047
Vessel Year Built	1999
Delivery Date	December 2006
Date of Incorporation	Nov 15, 2006
Kind Seas
Property Plant And Equipment [Line Items]
DWT	72,493
Vessel Year Built	1999
Delivery Date	December 2006
Date of Incorporation	Nov 15, 2006
Pearl Seas
Property Plant And Equipment [Line Items]
DWT	74,483
Vessel Year Built	2006
Delivery Date	August 2007
Date of Incorporation	Jul 4, 2007
Sapphire Seas
Property Plant And Equipment [Line Items]
DWT	53,702
Vessel Year Built	2005
Delivery Date	August 2007
Date of Incorporation	Jul 17, 2007
Diamond Seas
Property Plant And Equipment [Line Items]
DWT	74,274
Vessel Year Built	2001
Delivery Date	September 2007
Date of Incorporation	Jul 17, 2007
Coral Seas
Property Plant And Equipment [Line Items]
DWT	74,477
Vessel Year Built	2006
Delivery Date	November 2007
Date of Incorporation	Sep 27, 2007
Golden Seas
Property Plant And Equipment [Line Items]
DWT	74,475
Vessel Year Built	2006
Delivery Date	December 2007
Date of Incorporation	Sep 27, 2007
Friendly Seas
Property Plant And Equipment [Line Items]
DWT	58,779
Vessel Year Built	2008
Delivery Date	August 2008
Date of Incorporation	Jun 19, 2008
Dream Seas
Property Plant And Equipment [Line Items]
DWT	75,151
Vessel Year Built	2009
Delivery Date	July 2010
Date of Incorporation	Apr 8, 2010
Prosperous Seas
Property Plant And Equipment [Line Items]
DWT	37,293
Vessel Year Built	2012
Delivery Date	May 2012
Date of Incorporation	Aug 5, 2009
Precious Seas
Property Plant And Equipment [Line Items]
DWT	37,205
Vessel Year Built	2012
Delivery Date	June 2012
Date of Incorporation	Apr 6, 2010
Priceless Seas
Property Plant And Equipment [Line Items]
DWT	37,202
Vessel Year Built	2013
Delivery Date	January 2013
Date of Incorporation	May 5, 2010
Hull 656
Property Plant And Equipment [Line Items]
TEU	4,800
Expected Delivery	2014
Date of Incorporation	Oct 6, 2009
Hull 657
Property Plant And Equipment [Line Items]
TEU	4,800
Expected Delivery	2014
Date of Incorporation	May 4, 2010
Hull 625
Property Plant And Equipment [Line Items]
TEU	37,200
Expected Delivery	2013
Date of Incorporation	May 5, 2010

Basis Of Presentation and General Information - Non Vessel Owning Subsidiaries (Table) (Details)	6 Months Ended
Jun. 30, 2013
Camelia Navigation S.A.
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Nov 15, 2006
Explorer Shipholding Limited
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Nov 15, 2006
Epic Investments Inc.
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Dec 21, 2006
Opera Navigation Co.
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Dec 21, 2006
Ovation Services Inc.
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Sep 16, 2009
Letitia Shipping Limited
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	May 4, 2010
Ardelia Navigation Ltd.
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Jun 15, 2010
Eridanus Trading Co.
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Jul 1, 2010
Delphis Shipping S.A.
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Feb 7, 2011

Basis Of Presentation and General Information (Details)	10 Months Ended
	Nov. 05, 2012	Jun. 30, 2013
Ten for one reverse stock split	10-for-1
Ownership percentage by CEO		56.50%

Transactions with Related Parties (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Charter hire commissions	$ 1,577,594	$ 1,429,571
Management fees - related party
Total Management fees	2,683,090	1,922,177
Allseas Marine SA
Related Party Transaction [Line Items]
Charter hire commissions	352,539	310,835
Total Allseas commissions	352,539	310,835
Included in Vessel operating expenses
Superintendent fees	231,520	162,268
Included in Dry-docking expenses
Superintendent fees	109,248	0
Management fees - related party
Management fees	1,994,204	1,600,339
Financial accounting and reporting services	353,102	321,838
Loretto agreement	335,784	0
Total Management fees	2,683,090	1,922,177
Included in General and administrative expenses
Administrative fees	18,866	17,826
Executive services agreement	$ 3,726,847	$ 1,629,125

Transactions With Related Parties - Granitis (Details) (Granitis, USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Granitis
Related Party Transaction [Line Items]
Rent expense	$ 24,398	$ 18,604

Transactions with Related Parties - Allseas (Details)	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 Allseas Marine SA USD ($)	Jun. 30, 2013 Allseas Marine SA EUR (€)	Jun. 01, 2013 Allseas Marine SA EUR (€)	Dec. 31, 2012 Allseas Marine SA USD ($)	Feb. 15, 2013 Loretto USD ($)	Jun. 30, 2013 Executive Services USD ($)	Jun. 30, 2012 Executive Services USD ($)	Dec. 31, 2012 Letter of Guarantee USD ($)	Dec. 31, 2012 Innovation Holdings S.A.
Related Party Transaction [Line Items]
Capitalized expenses	$ 404,820		$ 952,344
Daily management fee				860.16	661.15	652.02
Euro / U.S. dollar exchange rate				1.301	1.301
Common stock - shares issued								98,039				4,901,961
Share based compensation								335,784
Incentive compensation paid to executives									1,960,500	0
Due from related parties	$ 2,444,938	$ 2,508,195		$ 2,444,938			$ 2,508,195				$ 1,280,000

Transactions With Related Parties - Manning Agency Agreements (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Related Party Transaction [Line Items]
Due to related parties	$ 542,830		$ 84,705
Crewcare
Related Party Transaction [Line Items]
Manning expenses	190,192	158,350
Due to related parties	$ 542,830		$ 84,705

Transactions With Related Parties - Box Ships Inc. (Details) (USD $)	2 Months Ended	3 Months Ended	6 Months Ended			7 Months Ended	16 Months Ended
	Feb. 28, 2013	Apr. 19, 2013	Jun. 30, 2013	Jun. 30, 2012	Jul. 19, 2013	Aug. 05, 2013	Apr. 19, 2014	Dec. 31, 2012
Box Ships Inc.
Related Party Transaction [Line Items]
Percentage of ownership in Box Ships			13.80%					16.40%
Loan pre-payment from affiliate	$ 1,000,000					$ 5,000,000
Loan to affiliate - balance	13,000,000					6,000,000
Balloon payment - loan to affiliate							9,000,000
Quarterly loan repayment from affiliate		1,000,000			1,000,000
Amendment fee			65,000
Interest income related party			$ 316,326	$ 341,096
Margin Before Amendment
Related Party Transaction [Line Items]
Margin			4.00%
Margin After Amendment
Related Party Transaction [Line Items]
Margin			5.00%

Advances for Vessel Acquisitions and Vessels under Construction (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Handysize Vessels
Property Plant And Equipment [Line Items]
Number of newbuildings	1
Containerships
Property Plant And Equipment [Line Items]
Number of newbuildings	2
M/V Priceless Seas
Property Plant And Equipment [Line Items]
Newbuilding contract price final installment	$ 1,419,475

Vessels, Net (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Property Plant And Equipment [Line Items]
Balance December 31, 2012	$ 298,376,440
Depreciation for the period	(8,385,305)	(7,942,617)
Balance June 30, 2013	314,649,549
Vessel Cost
Property Plant And Equipment [Line Items]
Balance December 31, 2012	351,611,923
Newbuilding deliveries	24,581,533
Balance June 30, 2013	376,193,456
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance December 31, 2012	(53,235,483)
Depreciation for the period	(8,308,424)
Balance June 30, 2013	(61,543,907)
Net Book Value
Property Plant And Equipment [Line Items]
Balance December 31, 2012	298,376,440
Newbuilding deliveries	24,581,533
Depreciation for the period	(8,308,424)
Balance June 30, 2013	$ 314,649,549

Investment in Affiliate (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Investment in Affiliate [Abstract]
Balance, December 31, 2012	$ 19,987,743
Equity in net income of affiliate	978,702	1,356,501
Equity in other comprehensive income of affiliate	106,709	0
Dividends received	(1,168,750)
Loss on investment in affiliate	(390,821)	0
Balance, June 30, 2013	$ 19,513,583

Investment in Affiliate (Details) (Box Ships Inc., USD $)	Jun. 30, 2013	Dec. 31, 2012
Box Ships Inc.
Investments In And Advances To Affiliates [Line Items]
Number of shares in affiliate held by the Company	3,437,500	3,437,500
Percentage of ownership in Box Ships	13.80%	16.40%
Price of Box Ships common stock	$ 3.8
Fair value of the investment in Box Ships Inc.	$ 13,062,500

Long-Term debt - Disclosed in the Unaudited Interim Condensed Consolidated Balance Sheets (Table) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Long-Term Debt [Abstract]
Current portion of long-term debt	$ 188,328,551	$ 14,427,250
Long-term debt	0	181,114,926
Total long-term debt	$ 188,328,551	$ 195,542,176

Long-Term debt - Description (Details) (USD $)	4 Months Ended	6 Months Ended
	May 17, 2013 China Development Bank	Jun. 30, 2013 China Development Bank	Jun. 18, 2013 Nordea Bank Finland Plc
Debt Instrument [Line Items]
Debt variable rate basis		LIBOR
Amount available for drawdown	$ 69,000,000		$ 25,394,427
Margin		4.00%
Loan / credit facility details

On May 17, 2013, the Company signed an agreement with China Development Bank (“CDB”) for a $69,000,000 credit facility to partially finance the two 4,800 TEU containerships currently under construction, that are expected to be delivered in the third quarter of 2014. The CDB credit facility is available for drawdown upon the delivery of the vessels subject to certain contingencies and conditions, among which is the approval of BoxShips' shareholders to act jointly and severally as guarantor, along with the Company. The CDB credit facility will be used to finance the lower of 60% of the construction cost of the vessels, or 80% of the vessels’ market value at delivery. The facility matures ten years after the drawdown date. Under the terms of the credit facility, amounts borrowed will bear interest at LIBOR, plus a margin of 4.00%. In relation to the option the Company has granted to Box Ships to acquire the two 4,800 TEU containerships, the facility can be freely transferred to Box Ships in the event such option is declared.

Long-Term Debt - Terms and Covenants (Details)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 HSBC Bank Plc	Jun. 18, 2013 Nordea Bank Finland Plc
Debt Instrument [Line Items]
Amended Facilities Conditions / Extension of Existing Waivers

On August 21, 2013, the Company agreed with HSBC Bank Plc to extend the existing waivers relating to the financial covenants of EBITDA coverage ratio and interest coverage ratio for two quarters. More specifically, the expiration date of the respective waivers was extended from January 1, 2014 to July 1, 2014.

On June 18, 2013, the Company signed an amending agreement with the syndicate led by Nordea Bank Finland Plc (“Nordea”), in relation to the secured loan facility dated May 5, 2011. The amending agreement removed the condition precedent relating to the full repayment of the outstanding loan due from Box Ships before the drawdown of the undrawn portion of the facility. In addition, the undrawn portion of the facility relating to the M/V Priceless Seas and Hull no. 625 was amended to be the lower of $25,394,427 (decreased from $33,802,880) and an amount equal to 65% of the aggregate fair value of the respective vessels and the already mortgaged vessels, the M/V Prosperous Seas and the M/V Precious, less the outstanding loan amount prior to the proposed drawdown date. Under the facility, the Company is only permitted to drawdown the undrawn portion of the facility if no event of default has occurred or would result from the borrowing of the loan.

Covenant Compliance

As of June 30, 2013, the Company was in compliance with all of its debt covenants. On January 1, 2014, several of the waivers obtained following the completion of the Company’s debt restructuring expire. Given the current drybulk market, it is probable that the Company will not be in compliance with the EBITDA coverage ratio contained in one of its loan and credit facilities, as of March 31, 2014 and June 30, 2014, unless the chartering market experiences a significant improvement between now and then. Thus, as of June 30, 2013, the Company has classified its long-term debt as current, along with the associated restricted cash, deferred financial fees and interest rate swap assets and liabilities, as discussed in Note 3. The Company is currently in negotiations with its respective lender to extend the waiver period of the aforementioned covenant.

Interest Rate Swaps (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative [Line Items]
Notional amount	$ 75,361,094
Cash flow hedge losses to be reclassified into statement of operations within the next 12 months	295,730
Unicredit Bank AG - Not Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	Aug 27, 2010
Termination Date	Aug 27, 2015
Notional amount	40,800,000	45,900,000
Fixed rate	2.47%
Floating rate	3-month LIBOR
Reduction in notional amount	2,550,000
HSBC Bank Plc - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	Apr 10, 2012
Termination Date	Apr 10, 2017
Notional amount	5,280,000	5,520,000
Fixed rate	1.49%
Floating rate	3-month LIBOR
Reduction in notional amount	120,000
HSH Nordbank AG - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	May 8, 2012
Termination Date	May 5, 2017
Notional amount	10,687,500	11,062,500
Fixed rate	1.22%
Floating rate	3-month LIBOR
Reduction in notional amount	187,500
Nordea Bank Finland Plc - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	May 4, 2012
Termination Date	Mar 31, 2017
Notional amount	6,643,542	6,885,125
Fixed rate	1.14%
Floating rate	3-month LIBOR
Reduction in notional amount	120,792
Nordea Bank Finland Plc - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	Jun 18, 2012
Termination Date	May 4, 2017
Notional amount	6,606,302	6,846,531
Fixed rate	1.01%
Floating rate	3-month LIBOR
Reduction in notional amount	120,115
HSH Nordbank AG - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	Aug 6, 2012
Termination Date	May 5, 2017
Notional amount	5,343,750	5,531,250
Fixed rate	0.98%
Floating rate	3-month LIBOR
Reduction in notional amount	93,750
Total Not Qualifying For Hedge Accounting
Derivative [Line Items]
Notional amount	40,800,000	45,900,000
Total Qualifying For Hedge Accounting
Derivative [Line Items]
Notional amount	$ 34,561,094	$ 35,845,406

Financial Instruments and Fair Value Disclosures - Balance Sheet Location (Table) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Derivatives designated as hedging instruments
Subtotal	$ 114,727	$ 673,074
Derivatives not designated as hedging instruments
Subtotal	1,371,406	1,880,222
Total derivatives	1,486,133	2,553,296
Current assets - Interest rate swaps
Derivatives designated as hedging instruments
Interest rate swaps	(196,991)	0
Current liabilities - Interest rate swaps
Derivatives designated as hedging instruments
Interest rate swaps	311,718	297,908
Derivatives not designated as hedging instruments
Interest rate swaps	1,371,406	887,811
Long-Term Liabilities - Interest rate swaps
Derivatives designated as hedging instruments
Interest rate swaps	0	375,166
Derivatives not designated as hedging instruments
Interest rate swaps	$ 0	$ 992,411

Financial Instruments and Fair Value Disclosures - Effect of Derivative Instruments designated as hedging instruments (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Interest rate swaps	$ 403,710	$ (440,917)
Gain / (Loss) Recognized in Accumulated Other Comprehensive Income/ (Loss) - Effective Portion
Interest rate swaps	$ 403,710	$ (440,917)

Financial Instruments and Fair Value Disclosures - Derivatives designated as hedging instruments (Table 2) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Interest rate swaps - Realized Loss	$ 154,637	$ 36,118
Interest and finance costs (Location of Gain / (Loss) Transferred from Accumulated Other Comprehensive Income /(Loss) in Statement of Comprehensive Income / (Loss) - Effective Portion)
Interest rate swaps - Realized Loss	$ (154,637)	$ (36,118)

Financial Instruments and Fair Value Disclosures - Effect of Derivative Instruments not designated as hedging instruments (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Net loss on derivatives	$ 20,126	$ (481,590)
(Loss) / gain on derivatives, net
Interest rate swaps - Fair value	508,816	891,635
Interest rate swaps - Realized Loss	$ (488,690)	$ (1,373,225)

Financial Instruments and Fair Value Disclosures - Measured on a Recurring Basis (Table) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Derivatives Fair Value [Line Items]
Total	$ 1,486,133	$ 2,553,296
Significant Other Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Interest rate swaps - asset	(196,991)	0
Interest rate swaps - liability	$ 1,683,124	$ 2,553,296

Financial Instruments and Fair Value Disclosures - Summary of Valuation of KLC Shares (Table) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Derivatives Fair Value [Line Items]
KLC Shares - Marketable Securities	$ 3,669,672	$ 567,288
Quoted Prices in Active Markets (Level 1)
Derivatives Fair Value [Line Items]
KLC Shares - Marketable Securities	$ 3,669,672	$ 567,288

Financial Instruments and Fair Value Disclosures (Details) (USD $)	6 Months Ended		10 Months Ended	4 Months Ended		3 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Nov. 05, 2012	May 09, 2013 KLC Shares	Jun. 30, 2013 KLC Shares	Mar. 28, 2013 Initial Cash Consideration	Mar. 28, 2013 Amended Cash Consideration
Derivative [Line Items]
Cash proceeds from Settlement Agreement with KLC						$ 5,798,363	$ 579,836
KLC fifteen for one reverse stock split			10-for-1	15-for-1
Number of shares received from KLC				111,201
KLC shares held by the Company after KLC reverse stock split				7,413
Number of additional KLC shares received from amended Settlement Agreement with KLC				58,483
Total number of KLC shares held by the Company on a reverse stock split adjusted basis					65,896
Gain from marketable securities, net	(3,113,306)	(1,394,665)		3,113,306
Unrealized loss on change in fair value of marketable securities	$ (10,922)	$ (707,304)

Capital Structure (Details) (Common Shares - Class A)	Jun. 30, 2013	Dec. 31, 2012
Common Shares - Class A
Class of Stock
Common stock - shares outstanding	11,321,442	11,001,403

Share based payments - Equity incentive plan - Non-vested share awards (Table) (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Number of Shares
Non-vested, December 31, 2012	58,335
Granted	222,000
Non-vested, June 30, 2013	280,335
Weighted Average Fair Value
Non-vested, December 31, 2012	$ 10.08
Granted	$ 2.71
Non-vested, June 30, 2013	$ 5.93

Share based payments - Equity incentive plan (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost	$ 718,360
Expected period of recognition for unrecognized compensation cost	0 years 10 months 12 days

Earnings per Share ("EPS") (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share (EPS) [Abstract]
Net income / (loss)	$ (3,494,070)	$ 899,191
Less: Net (income) / loss attributable to non-vested share awards	66,236	(27,295)
Net income / (loss) attributable to common shareholders	$ (3,427,834)	$ 871,896
Denominators
Weighted average common shares outstanding, basic and diluted	11,016,733	5,913,195
Net income / (loss) per common share:
Net income / (loss) per common share, basic and diluted:	$ (0.31)	$ 0.15

Earnings per Share ("EPS") (Details)	10 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended
	Nov. 05, 2012	Jun. 30, 2013 Stock Option	Jun. 30, 2012 Stock Option	Jun. 30, 2013 Non Vested Share Awards	Jun. 30, 2012 Non Vested Share Awards
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ten for one reverse stock split	10-for-1
Anti-dilutive securities		2,800	2,800	280,335	139,063

Commitments and Contingencies - Newbuildings (Table) (Details) (USD $)	Jun. 30, 2013
To June 30,
2014	$ 21,662,200
2015	91,203,619
Total	$ 112,865,819

Subsequent Events (Details) (USD $)	7 Months Ended
	Aug. 05, 2013 Box Ships Inc.	Jul. 31, 2013 M/V Coral Seas and M/V Deep Seas
Subsequent Event [Line Items]
Cash received from early termination of contract		$ 2,250,000
Loan pre-payment from affiliate	5,000,000
Loan to affiliate - balance	$ 6,000,000